INCOME PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Loss Per Share Abstract
Schedule of income per share
	For the Six-month period ended June 30,
	2021	2020
	Unaudited
	U.S. dollars (in thousands)

Basic and diluted earnings per share:
Net income attributable to equity holders of the company	6,725	1,513
Weighted average number of issued ordinary shares	25,067,083	21,994,408
Dilutive effect of share options	1,544,474	1,407,620
Weighted average number of diluted ordinary shares	26,611,557	23,402,028
Income (loss) per share, basic ($)	0.27	0.07
Income (loss) per share, diluted ($)	0.25	0.06

	For the year ended December 31,
	2020	2019	2018
	U.S. dollars (in thousands)

Basic and diluted earnings per share:
Net income (loss) attributable to equity holders of the company	6,514	(3,978)	(5,975)
Weighted average number of issued ordinary shares	22,329,281	21,983,757	21,983,757
Dilutive effect of share options	1,569,196	-	-
Weighted average number of diluted ordinary shares	23,898,477	21,983,757	21,983,757
Income (loss) per share, basic ($)	0.29	(0.18)	(0.27)
Income (loss) per share, diluted ($)	0.27	(0.18)	(0.27)